STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
WITH RESPECT TO PURCHASE OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH ENDING MARCH 31, 2003

                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

Date of each transaction	Identification of Security	Number of Shares Purchased	Price per Share	Approximate Asset Value or approximate asset coverage per share at time of purchase	Name of Seller or of Seller's Broker

March 31, 2003	LLC Interest	$ 657,534	N/A	$146,829,000	UBS PaineWebber

Remarks:      The Registrant does not issue shares. Number of Shares Purchased represents the total value of LLC Interests Purchased.

UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
          Name of Registrant

By: /s/ Michael Mascis
          Name

Authorized Person
          (Title)

Date of Statement:      April 8, 2003